Fair value of financial assets and liabilities not measured at fair value - Disclosure of fair value measurement of liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at beginning of period		€ 1,061,742
Financial liabilities at end of period	€ 1,048,187
Put options | Level 3 | Non-recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at beginning of period	7,663	7,423
Acquisition of subsidiaries	6,792
Loss recognized in income statement	267	289
Exchange differences	(107)	(49)
Financial liabilities at end of period	14,615	7,663
Contingent consideration | Level 3 | Non-recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at beginning of period	9,555	9,618
Acquisition of subsidiaries	0
Loss recognized in income statement	(9,585)	0
Exchange differences	30	(63)
Financial liabilities at end of period	€ 0	€ 9,555